Segment Information (Details) - Schedule of Revenue by Domestic and Overseas Market - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	$ 142,812,726	$ 150,356,539	$ 152,022,381
Mainland China [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	120,510,430	134,185,815	137,915,276
Singapore [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	10,987,527	8,733,344	9,559,951
Hong Kong [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	6,245,523	4,311,182	3,365,491
United States [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	4,367,813	2,779,313	883,478
Japan [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	566,410	254,601	137,053
Philippines [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	100,278
Malaysia [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	26,233	92,284	161,132
India [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	$ 8,512